Goodwill	6 Months Ended
Jun. 30, 2015
Goodwill [Abstract]
GOODWILL	NOTE 6: GOODWILL Goodwill as of June 30, 2015 and December 31, 2014 consisted of the following:

Balance January 1, 2014	$1,579
Balance December 31, 2014	1,579
Balance June 30, 2015	$1,579